Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Debt Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	$ 4,536,025	$ 5,880,733	$ 5,801,379
Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	454	432
Total Subtotal Chilean central bank and government securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	3,024,700	4,074,413
Repurchase Agreement [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	362,893	207,280
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank financial instruments [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	2,286,541	3,331,264
Debt instruments at fair value through other comprehensive income [Member] | Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	737,705	742,717
Other Chilean debt financial securities [Member] | Chilean Bank debt financial instruments [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	6,656	9,891
Other Chilean debt financial securities [Member] | Other Chilean financial instruments [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income		7
Other Chilean debt financial securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	77	91
Total Subtotal Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	6,656	9,898
Foreign financial debt securities [Member] | Foreign Central Banks financial instruments [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	1,238,866	1,668,670
Foreign financial debt securities [Member] | Other foreign debt financial instruments [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	265,803	127,752
Total subtotal Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	1,504,669	1,796,422
Total subtotal Foreign financial debt securities [Member] | Repurchase Agreement [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income		$ 127,752